UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------------------------
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jundt Associates, Inc.
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Address: 301 Carlson Parkway, Suite 120
         ----------------------------------------------------------------------
         Minnetonka, Minnesota 55305

Form 13F File Number: 28- 2786
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marcus E. Jundt
        -----------------------------------------------------------------------
Title:  Vice Chairman
        -----------------------------------------------------------------------
Phone:  (952) 541-0677
        -----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt        Minneapolis, Minnesota        July 6, 2004
------------------------  ----------------------------   ----------------------
[Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
                                        ---------------------------------------

Form 13F Information Table Entry Total: 70
                                        ---------------------------------------

Form 13F Information Table Value Total: $214,083
                                        ---------------------------------------
                                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                   Title                  Value    Shares/  Sh/   Put/   Invstmt  Other
Name of Issuer                   of class     CUSIP     (x$1000)   Prn Amt  Prn   Call   Dscretn  Managers      Sole    Shared  None
------------------------------   --------   ---------   --------   -------  ---   ----   -------  --------    --------  ------  ----
ADVANCED NEUROMOD SYS              COM      00757T101      305          9300 SH            Sole                 9300
ALIGN TECHNOLOGY INC COM           COM      016255101      431         22700 SH            Sole                22700
ALLERGAN INC COM                   COM      018490102     1164         13000 SH            Sole                13000
AMGEN INC                          COM      031162100     8431        154500 SH            Sole               154500
ANGIOTECH PHARMACEUTLS             COM      034918102      322         16000 SH            Sole                16000
AT RD INC COM                      COM      04648K105      295         38500 SH            Sole                38500
AVAYA INC COM                      COM      053499109      548         34700 SH            Sole                34700
BARD C R INC COM                   COM      067383109     2085         36800 SH            Sole                36800
BED BATH & BEYOND INC              COM      075896100      504         13100 SH            Sole                13100
BOSTON SCIENTIFIC CORP COM         COM      101137107     6150        143700 SH            Sole               143700
CALIFORNIA AMPLIFIER COM           COM      129900106      614         86900 SH            Sole                86900
CEPHALON                           COM      156708109     3596         66600 SH            Sole                66600
CHARTER COMMUNCTNS DEL CL A        COM      16117m107    16015       4095900 SH            Sole              4095900
CHEESECAKE FACTORY                 COM      163072101      979         24600 SH            Sole                24600
CIRRUS LOGIC INC COM               COM      172755100     1319        219400 SH            Sole               219400
CLEAR CHANNEL COMMUN COM           COM      184502102     1763         47700 SH            Sole                47700
COACH INC COM                      COM      189754104      298          6600 SH            Sole                 6600
COMCAST CORP CL A SPL              COM      20030N200     8711        315500 SH            Sole               315500
COSTCO WHSL CORP NEW COM           COM      22160k105      782         19000 SH            Sole                19000
COX COMMUNICATIONS NEW CL A        COM      224044107     4485        161400 SH            Sole               161400
DIRECTV GROUP INC COM              COM      25459L106     2790        163185 SH            Sole               163185
DOT HILL SYS CORP COM              COM      25848T109      472         42100 SH            Sole                42100
EBAY INC                           COM      278642103     3430         37300 SH            Sole                37300
ECHOSTAR COMMNTNS                  COM      278762109     1993         64800 SH            Sole                64800
ENTRAVISION COMMUNCTNS CL A        COM      29382R107      793        103200 SH            Sole               103200
ENTREMED INC COM                   COM      29382F103      886        440600 SH            Sole               440600
ESS TECHNOLOGY                     COM      269151106      137         12800 SH            Sole                12800
EXELIXIS                           COM      30161Q104     2657        263300 SH            Sole               263300
FAMOUS DAVES AMER INC              COM      307068106     1538        200000 SH            Sole               200000
FOREST LABS INC COM                COM      345838106     3064         54100 SH            Sole                54100
GERON CORP                         COM      374163103       86         10700 SH            Sole                10700
HOME DEPOT INC                     COM      437076102      327          9300 SH            Sole                 9300



IMMERSION CORP                     COM      452521107     8479       1751785 SH            Sole              1751785
INSIGHT COMMUNICATIONS CL A        COM      45768V108      139         15000 SH            Sole                15000
INTEL CORP COM                     COM      458140100     3513        127300 SH            Sole               127300
INTERACTIVECORP                    COM      45840Q101     1251         41500 SH            Sole                41500
INTUITIVE SURGICAL INC COM         COM      46120E602      884         46550 SH            Sole                46550
IPASS INC COM                      COM      46261V108     6242        589400 SH            Sole               589400
KLA-TENCOR CORP                    COM      482480100     1975         40000 SH            Sole                40000
MEDIACOM COMMUNICATION CL A        COM      58446K105     2140        273700 SH            Sole               273700
MEDICINES CO                       COM      584688105     1812         59400 SH            Sole                59400
MEDTRONIC                          COM      585055106     1481         30400 SH            Sole                30400
MGI PHARMA INC COM                 COM      552880106     1351         50000 SH            Sole                50000
MICROSOFT CORP                     COM      594918104     4615        161600 SH            Sole               161600
NET2PHONE COM                      COM      64108N106      498        110000 SH            Sole               110000
NEXTEL COMMUNICATIONS CL A         COM      65332v103     8819        330800 SH            Sole               330800
NEXTEL PARTNERS INC CL A           COM      65333F107     4907        308200 SH            Sole               308200
NPS PHARMACEUTICALS                COM      62936P103      315         15000 SH            Sole                15000
OMNIVISION TECHNOLOGIE COM         COM      682128103     3268        204900 SH            Sole               204900
OPENWAVE SYS INC COM               COM      683718100      653         51400 SH            Sole                51400
PAXSON COMMUNICATIONS              COM      704231109      451        138700 SH            Sole               138700
RED ROBIN GOURMET BURG COM         COM      75689M101      599         21900 SH            Sole                21900
SANDISK CORP COM                   COM      80004C101     2716        125200 SH            Sole               125200
SCHLUMBERGER LTD COM               COM      806857108      349          5500 SH            Sole                 5500
SEPRACOR INC                       COM      817315104    10321        195100 SH            Sole               195100
SILICON LABORATORIES COM           COM      826919102      658         14200 SH            Sole                14200
SPANISH BROADCASTING CL A          COM      846425882      982        105300 SH            Sole               105300
SPINNAKER EXPL                     COM      84855W109      394         10000 SH            Sole                10000
TARGET CORP                        COM      87612e106     5487        129200 SH            Sole               129200
TELCONET INC COM                   COM      879604106      410        112500 SH            Sole               112500
TELIK INC COM                      COM      87959M109      344         14400 SH            Sole                14400
WAL MART STORES                    COM      931142103     4796         90900 SH            Sole                90900
WYETH COM                          COM      983024100     2589         71600 SH            Sole                71600
XM SATELLITE RADIO HLD CL A        COM      983759101    43962       1610907 SH            Sole              1610907
YOUBET COM INC COM                 COM      987413101     1279        309700 SH            Sole               309700
ZIMMER HLDGS INC COM               COM      98956P102     1420         16100 SH            Sole                16100
INFOSYS TECH LTD SPONSORED ADR     ADR      456788108     1342         14400 SH            Sole                14400
LINKTONE LTD ADR                   ADR      535925101      110         10000 SH            Sole                10000
NETEASE COM INC SPONSORED ADR      ADR      64110W102     3299         79800 SH            Sole                79800
SINA CORP ORD                      ADR      G81477104     3263         98900 SH            Sole                98900

Totals                                                  214083      14308527                                14308527